Share-based option plan - Fair value of RSUs (Details)					12 Months Ended		42 Months Ended
	Jul. 06, 2017 BRL (R$) Options	Jul. 01, 2016 BRL (R$) Options	Jul. 01, 2015 BRL (R$) Options	Jun. 30, 2014 BRL (R$) Options	Dec. 31, 2017 Options	Dec. 31, 2016 Options	Dec. 31, 2017 Options	Dec. 31, 2015 Options
RSU
Disclosure of terms and conditions of share-based payment arrangement
Vesting period (in years)					4 years
Total shares granted (in shares)					285,064	367,184	1,434,204
Shares outstanding					809,946	859,940	809,946	672,715
1st program
Disclosure of terms and conditions of share-based payment arrangement
Total shares granted (in shares)				487,670
Shares outstanding				109,210
Fair value as of grant date (in reais) | R$				R$ 21.00
2nd program
Disclosure of terms and conditions of share-based payment arrangement
Total shares granted (in shares)			294,286
Shares outstanding			141,405
Fair value as of grant date (in reais) | R$			R$ 21.00
3rd program
Disclosure of terms and conditions of share-based payment arrangement
Total shares granted (in shares)		367,184
Shares outstanding		274,267
Fair value as of grant date (in reais) | R$		R$ 21.00
4th program
Disclosure of terms and conditions of share-based payment arrangement
Total shares granted (in shares)	285,064
Shares outstanding	285,064
Fair value as of grant date (in reais) | R$	R$ 24.17